UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
3/31/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (12.2%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.787s, 2032			$204,720	$334,996
IFB Ser. 3408, Class EK, 24.975s, 2037			96,027	150,883
IFB Ser. 2979, Class AS, 23.528s, 2034			41,698	56,049
IFB Ser. 3072, Class SM, 23.052s, 2035			237,240	370,713
IFB Ser. 3072, Class SB, 22.905s, 2035			243,162	378,428
IFB Ser. 3249, Class PS, 21.604s, 2036			219,464	329,692
IFB Ser. 3065, Class DC, 19 1/4s, 2035			385,664	596,166
IFB Ser. 4098, Class MS, IO, 6.497s, 2041			5,249,766	1,159,096
IFB Ser. 3727, Class PS, IO, 6.497s, 2038			2,118,846	207,200
IFB Ser. 3895, Class SM, IO, 6.447s, 2040			2,671,002	358,866
IFB Ser. 4048, Class GS, IO, 6.447s, 2040			2,239,590	431,099
IFB Ser. 3940, Class PS, IO, 6.447s, 2040			2,320,942	340,018
IFB Ser. 4032, Class SA, IO, 6.297s, 2042			2,780,930	425,139
IFB Ser. 4125, Class SH, IO, 5.947s, 2042			2,703,634	446,857
IFB Ser. 4105, Class LS, IO, 5.947s, 2041			3,108,493	605,970
Ser. 3632, Class CI, IO, 5s, 2038			939,544	54,569
Ser. 3626, Class DI, IO, 5s, 2037			479,457	15,616
Ser. 304, Class C27, IO, 4 1/2s, 2043			6,381,000	1,034,105
Ser. 4122, Class TI, IO, 4 1/2s, 2042			4,061,837	618,618
Ser. 4000, Class PI, IO, 4 1/2s, 2042			2,221,229	290,537
Ser. 4019, Class GI, IO, 4 1/2s, 2041			10,059,957	1,362,118
Ser. 4024, Class PI, IO, 4 1/2s, 2041			6,181,837	757,287
Ser. 3747, Class HI, IO, 4 1/2s, 2037			776,537	66,321
Ser. 4090, Class BI, IO, 4s, 2042			476,125	50,150
Ser. 3748, Class NI, IO, 4s, 2034			2,580,525	70,500
Ser. 3751, Class MI, IO, 4s, 2034			4,537,225	81,080
Ser. 304, Class C22, IO, 3 1/2s, 2043			3,875,000	634,105
Ser. 304, Class C4, IO, 3 1/2s, 2043			2,620,000	544,069
Ser. 4105, Class HI, IO, 3 1/2s, 2041			2,236,960	355,095
Ser. T-57, Class 1AX, IO, 0.402s, 2043			1,882,285	22,330
Ser. 4077, Class TO, PO, zero %, 2041			1,471,325	1,232,558
Ser. 3300, PO, zero %, 2037			108,518	101,261
FRB Ser. 3326, Class WF, zero %, 2035			3,937	3,873

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.675s, 2036			160,637	305,027
IFB Ser. 06-8, Class HP, 23.818s, 2036			337,934	563,309
IFB Ser. 07-53, Class SP, 23.451s, 2037			236,523	372,169
IFB Ser. 08-24, Class SP, 22.535s, 2038			267,349	430,429
IFB Ser. 05-122, Class SE, 22.385s, 2035			369,469	556,493
IFB Ser. 05-83, Class QP, 16.863s, 2034			272,349	372,117
IFB Ser. 12-66, Class HS, IO, 6.496s, 2041			864,706	180,611
IFB Ser. 12-88, Class SB, IO, 6.466s, 2042			6,216,745	980,505
IFB Ser. 10-99, Class NS, IO, 6.396s, 2039			3,339,787	404,081
IFB Ser. 11-87, Class HS, IO, 6.296s, 2041			2,987,460	489,675
IFB Ser. 404, Class S13, IO, 6.196s, 2040			4,191,423	626,708
IFB Ser. 10-35, Class SG, IO, 6.196s, 2040			4,084,667	624,627
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042			8,965,745	1,397,401
IFB Ser. 09-100, Class SA, IO, 5.996s, 2039			1,582,580	153,312
IFB Ser. 12-113, Class CS, IO, 5.946s, 2041			1,832,112	356,163
IFB Ser. 12-113, Class SG, IO, 5.896s, 2042			1,869,758	346,204
IFB Ser. 10-46, Class WS, IO, 5.546s, 2040			2,676,012	334,207
Ser. 374, Class 6, IO, 5 1/2s, 2036			747,217	100,583
Ser. 12-132, Class PI, IO, 5s, 2042			9,571,773	1,761,685
Ser. 398, Class C5, IO, 5s, 2039			502,727	49,820
Ser. 10-13, Class EI, IO, 5s, 2038			302,490	13,922
Ser. 378, Class 19, IO, 5s, 2035			1,836,744	211,226
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			7,451,774	1,176,933
Ser. 409, Class 81, IO, 4 1/2s, 2040			6,620,075	939,381
Ser. 409, Class 82, IO, 4 1/2s, 2040			4,171,912	621,244
Ser. 366, Class 22, IO, 4 1/2s, 2035			794,788	61,358
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			3,382,357	345,778
Ser. 12-118, Class PI, IO, 4s, 2042			3,830,015	608,168
Ser. 12-96, Class PI, IO, 4s, 2041			1,569,186	216,140
Ser. 406, Class 2, IO, 4s, 2041			3,978,240	517,171
Ser. 406, Class 1, IO, 4s, 2041			2,688,953	371,613
Ser. 409, Class C16, IO, 4s, 2040			4,527,076	560,992
Ser. 13-35, Class IP, IO, 3s, 2042			3,667,000	457,229
Ser. 13-23, Class PI, IO, 3s, 2041			4,467,547	510,976
Ser. 03-W10, Class 1, IO, 1.303s, 2043			672,258	26,864
Ser. 00-T6, IO, 0.754s, 2030			1,763,411	37,472
Ser. 99-51, Class N, PO, zero %, 2029			21,970	21,125

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.871s, 2041			2,849,988	3,141,884
IFB Ser. 10-151, Class SL, IO, 6.497s, 2039			1,674,862	275,465
IFB Ser. 10-163, Class SI, IO, 6.426s, 2037			4,999,778	687,465
IFB Ser. 10-35, Class CS, IO, 6.267s, 2040			2,933,278	564,647
IFB Ser. 10-26, Class QS, IO, 6.047s, 2040			2,619,786	489,573
IFB Ser. 10-120, Class SB, IO, 5.997s, 2035			890,240	79,944
IFB Ser. 10-20, Class SC, IO, 5.947s, 2040			2,724,267	510,092
IFB Ser. 10-158, Class SA, IO, 5.847s, 2040			1,440,365	266,352
IFB Ser. 10-151, Class SA, 5.847s, 2040			1,431,682	264,732
IFB Ser. 10-61, Class SJ, IO, 5.847s, 2040			3,353,690	518,883
IFB Ser. 11-70, Class SM, IO, 5.687s, 2041			3,437,000	929,915
IFB Ser. 11-70, Class SH, IO, 5.687s, 2041			3,530,000	961,501
IFB Ser. 10-37, Class SG, IO, 5.497s, 2040			2,894,409	501,543
IFB Ser. 10-115, Class BS, IO, 5.197s, 2040			4,599,064	746,934
Ser. 13-22, Class OI, IO, 5s, 2043			3,987,922	750,228
Ser. 13-3, Class IT, IO, 5s, 2043			3,558,618	682,648
Ser. 13-6, Class IC, IO, 5s, 2043			2,490,600	454,684
Ser. 12-146, Class IO, IO, 5s, 2042			5,724,041	1,015,101
Ser. 10-35, Class UI, IO, 5s, 2040			3,334,156	642,420
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,582,431	299,475
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			4,667,914	863,517
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			523,860	79,522
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			14,019,124	2,599,285
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,387,772	172,472
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			6,265,489	771,344
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			1,785,723	184,144
Ser. 11-70, PO, zero %, 2041			6,037,469	5,012,428
Ser. 06-36, Class OD, PO, zero %, 2036			6,846	6,305

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 5.984s, 2045			3,429,906	655,970

				54,716,555
Commercial mortgage-backed securities (12.8%)

Banc of America Commercial Mortgage, Inc. FRB Ser. 05-6, Class G, 5.188s, 2047			829,000	737,810

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			13,029	11,335
Ser. 01-1, Class K, 6 1/8s, 2036			264,339	114,807
Ser. 07-5, Class XW, IO, 0.369s, 2051			37,910,901	447,273

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 5.893s, 2050			2,356,000	2,261,760
FRB Ser. 06-PW12, Class AJ, 5.757s, 2038			730,000	741,480
FRB Ser. 06-PW11, Class AJ, 5.45s, 2039			494,000	493,383
Ser. 05-PWR7, Class B, 5.214s, 2041			923,000	945,676
FRB Ser. 05-T20, Class C, 5.147s, 2042			800,000	781,000
Ser. 05-PWR9, Class C, 5.055s, 2042			499,000	470,108
Ser. 05-PWR9, Class AJ, 4.985s, 2042			560,000	574,056

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			779,000	775,340

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.879s, 2045			501,000	493,034

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.036s, 2044			24,982,620	109,492

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			719,000	763,147
Pass-Through Cerficiates, FRB Ser. 04-LB3A, Class E, 5.354s, 2037			852,000	860,776

Commercial Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.316s, 2046			371,000	332,090
FRB Ser. 07-C9, Class AJFL, 0.892s, 2049			1,754,000	1,478,797

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (Ireland)		GBP	103,048	139,353
FRB Ser. 05-CT1A, Class D, 1.578s, 2014 (Ireland)		GBP	328,253	418,961

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			$440,057	18,042

CS First Boston Mortgage Securities Corp. Ser. 05-C6, Class B, 5.23s, 2040			725,000	672,438

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class G, 5.881s, 2035			2,558,000	2,576,806
Ser. 02-CP5, Class M, 5 1/4s, 2035			262,527	13,126

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.445s, 2044			902,000	939,269

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			226,150	226,150

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.085s, 2020			2,204,039	48,489

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			351,000	204,476

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C4, Class AJ, 5.306s, 2045			385,000	354,200

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class B, 4.965s, 2041			561,000	477,551

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 02-C3, Class H, 5.944s, 2039			540,000	539,848

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			595,000	582,102

Greenwich Capital Commercial Funding Corp. 144A FRB Ser. 03-C2, Class G, 5.567s, 2036			1,090,000	1,117,191

GS Mortgage Securities Corp. II Ser. 05-GG4, Class AJ, 4.782s, 2039			2,872,000	2,939,710

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.747s, 2039			80,543,951	1,248,431

GS Mortgage Securities Trust 144A Ser. GC10, Class D, 4.416s, 2046			498,000	458,359

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.204s, 2030 (Cayman Islands)			308,936	174,549

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.08s, 2051			932,500	952,269
FRB Ser. 06-LDP7, Class AJ, 5.871s, 2045			2,483,000	2,576,239
Ser. 06-CB16, Class AJ, 5.623s, 2045			522,000	493,441
Ser. 06-LDP6, Class AJ, 5.565s, 2043			590,000	573,539
FRB Ser. 05-LDP3, Class D, 5.194s, 2042			974,000	900,950
FRB Ser. 04-CBX, Class B, 5.021s, 2037			316,000	311,613
FRB Ser. 05-LDP2, Class C, 4.911s, 2042			665,000	636,738
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			2,290,000	2,330,075
FRB Ser. 13-C10, Class D, 4.3s, 2047			825,000	747,615

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6.18s, 2051			704,000	652,326
FRB Ser. 12-LC9, Class E, 4.428s, 2047			713,000	665,978
Ser. 07-CB20, Class X1, IO, 0.134s, 2051			49,002,413	463,612

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			1,062,915	1,084,173
Ser. 98-C4, Class J, 5.6s, 2035			379,000	421,221

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 03-C7, Class K, 5.546s, 2037			1,040,000	1,015,768

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.395s, 2028			62,640	1

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.248s, 2051			575,000	586,558
FRB Ser. 07-C1, Class A3, 5.85s, 2050			51,000	53,772

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 4.594s, 2049			1,532,702	108,209

Morgan Stanley Capital I
Ser. 06-HQ9, Class C, 5.842s, 2044			1,320,000	1,253,493
FRB Ser. 06-HQ8, Class B, 5.501s, 2044			2,160,000	1,994,112
Ser. 04-IQ8, Class C, 5.3s, 2040			1,680,000	1,708,392

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,143,901	1,096,715

Morgan Stanley Capital I Trust Ser. 06-HQ10, Class AJ, 5.389s, 2041			529,000	471,656

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.466s, 2043			1,196,000	1,232,358

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			158,000	118,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			466,731	70,010

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.995s, 2045			4,015,000	4,066,731
FRB Ser. 07-C34, Class AJ, 5.969s, 2046			737,000	748,866
FRB Ser. 06-C25, Class AJ, 5.734s, 2043			735,000	764,253
FRB Ser. 05-C20, Class B, 5.248s, 2042			2,269,000	2,246,237
Ser. 07-C34, IO, 0.341s, 2046			13,437,641	162,595

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 03-C8, Class H, 5.394s, 2035			774,000	738,706

Wells Fargo Royal Bank of Scotland Commercial Mortgage Trust 144A FRB Ser. 12-C9, Class D, 4.804s, 2045			858,000	826,629

				57,613,765
Residential mortgage-backed securities (non-agency) (17.5%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, Class 1A1, 3.224s, 2036			1,311,519	1,160,694

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO, zero %, 2047			9,913,951	1,259,072

Banc of America Funding Corp.
Ser. 06-2, Class 2A13, 6s, 2036			1,038,692	1,082,836
FRB Ser. 06-G, Class 2A5, 0.483s, 2036			655,081	556,819

Banc of America Funding Corp. 144A
FRB Ser. 09-R12A, Class A2, 3.039s, 2036			571,544	391,507
FRB Ser. 10-R4, Class 3A3, 1.281s, 2046			1,480,000	820,956

Banc of America Mortgage Securities Ser. 05-11, Class 1A10, 6s, 2035			850,000	828,750

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 4A3, 20.47s, 2037			288,803	247,741
Ser. 13-RR1, Class 3A3, 16.917s, 2037			421,727	368,012
Ser. 13-RR1, Class 10A2, 16.593s, 2036			826,348	768,504
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			181,401	96,142
Ser. 13-RR1, Class 2A4, 11.315s, 2036			640,000	639,603
Ser. 13-RR1, Class 9A4, 10.594s, 2036			310,000	323,556
Ser. 13-RR1, Class 3A2, 4s, 2037			458,310	466,330
Ser. 13-RR1, Class 4A2, 4s, 2037			498,488	505,965
Ser. 12-RR10, Class 8A2, 4s, 2036			398,145	402,127
FRB Ser. 12-RR10, Class 9A2, 2.671s, 2035			1,270,000	1,028,700
Ser. 12-RR10, Class 4A2, 2.639s, 2036			730,000	600,425

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037			694,675	652,994
FRB Ser. 12-RR12, Class 3A3, 20.031s, 2037			469,754	387,547
FRB Ser. 12-RR12, Class 2A3, 14.228s, 2035			373,116	368,452
Ser. 12-RR11, Class 4A3, 13.64s, 2037			533,215	367,918
FRB Ser. 12-RR12, Class 1A3, 13.286s, 2037			348,890	195,378
FRB Ser. 11-RR4, Class 6A4, 13.206s, 2037			1,524,820	1,204,608
FRB Ser. 12-RR11, Class 5A3, 13.044s, 2037			238,765	151,616
FRB Ser. 13-RR2, Class 4A2, 9.391s, 2036			610,000	488,000
FRB Ser. 11-RR1, Class 2A14, 9.262s, 2036			2,052,589	1,026,295
FRB Ser. 13-RR2, Class 3A2, 9.04s, 2036			440,000	431,992
FRB Ser. 13-RR2, Class 6A2, 7.471s, 2037			1,151,350	804,909
FRB Ser. 13-RR2, Class 1A2, 6.015s, 2037			1,720,000	1,152,400
FRB Ser. 10-RR12, Class 6A1, 5.999s, 2037			1,445,858	1,528,995
Ser. 12-RR11, Class 9A2, 4s, 2037			1,203,972	1,209,992
Ser. 12-RR12, Class 3A2, 4s, 2037			875,991	884,751
Ser. 12-RR11, Class 4A2, 4s, 2037			715,233	720,597
Ser. 12-RR12, Class 1A2, 4s, 2037			291,458	294,372
Ser. 12-RR11, Class 3A2, 4s, 2036			212,793	213,325
Ser. 12-RR12, Class 2A2, 4s, 2035			356,718	361,177
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			463,880	470,839
FRB Ser. 12-RR12, Class 5A2, 2.95s, 2036			1,339,062	1,004,297
FRB Ser. 12-RR12, Class 4A2, 2.859s, 2036			790,000	450,300
Ser. 12-RR11, Class 11A2, 2.6s, 2036			312,782	197,053
FRB Ser. 09-RR11, Class 2A2, 2.47s, 2035			1,060,000	797,979
Ser. 09-RR7, Class 1A7, IO, 1.83s, 2046			38,338,597	1,725,237
Ser. 09-RR7, Class 2A7, IO, 1.636s, 2047			44,086,497	1,820,772

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 06-1, Class A1, 2.37s, 2036			465,951	451,973

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.079s, 2034			34,783	2,960

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			7,886,748	253,953
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			5,960,434	109,672

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR4, Class 1A1A, 5.687s, 2037			1,093,281	1,024,951

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 10.044s, 2037			500,000	471,175
FRB Ser. 11-12, Class 2A2, 0.574s, 2035			1,160,000	884,906

Countrywide Alternative Loan Trust Ser. 07-HY9, Class X, IO, 0.65s, 2047			6,456,493	288,153

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-4R, Class 3A4, 2.83s, 2038			800,000	691,042

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.079s, 2043 (United Kingdom)		GBP	328,968	428,871
FRB Ser. 03-2, Class 2C1, 2.754s, 2043 (United Kingdom)		EUR	880,000	967,849

Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021			$4,280	4,204

GSR Mortgage Loan Trust FRB Ser. 05-AR4, Class 3A5, 2.759s, 2035			500,000	459,035

Harborview Mortgage Loan Trust FRB Ser. 05-9, Class 2A1C, 0.653s, 2035			809,891	730,927

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4, 3.03s, 2035			653,921	522,129

Lavender Trust 144A Ser. 10-RR2A, Class A3, 6 1/4s, 2036			430,000	462,250

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047			4,129,747	132,152

Mortgage IT Trust FRB Ser. 05-3, Class A2, 0.554s, 2035			646,775	543,291

Nomura Resecuritization Trust 144A FRB Ser. 11-2RA, Class 1A2, 5.29s, 2046			1,822,318	1,742,683

RBSSP Resecuritization Trust 144A FRB Ser. 09-12, Class 7A2, 5.288s, 2036			780,000	588,900

Residential Accredit Loans, Inc. Ser. 05-QR1, Class A, 6s, 2034			2,137,856	2,277,300

Structured Asset Mortgage Investments Trust Ser. 07-AR6, Class X2, IO, 1/2s, 2047			18,312,381	435,835

Structured Asset Mortgage Investments, Inc. FRB Ser. 04-AR7, Class B1, 1.103s, 2035			684,376	400,140

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY6, Class 2A1, 4.725s, 2037			3,214,365	2,716,138
FRB Ser. 04-AR14, Class B1, 2.441s, 2035			907,345	555,749
Ser. 05-AR17, Class X, IO, PO, 1.63s, 2045			18,136,456	1,180,375
Ser. 04-AR10, Class X, IO, PO, 1.61s, 2044			5,904,843	350,777
FRB Ser. 06-AR1, Class 2A1B, 1.247s, 2046			2,283,422	1,969,452
FRB Ser. 06-AR1, Class 2A1C, 1.247s, 2046			2,376,924	1,390,501
FRB Ser. 06-AR9, Class 1A, 1.177s, 2046			3,221,479	2,641,613
Ser. 06-AR11, Class 2XPP, IO, PO, 0.978s, 2046			12,637,644	361,816
FRB Ser. 05-AR8, Class B1, 0.874s, 2045			2,923,186	1,373,897
FRB Ser. 05-AR19, Class A1C3, 0.704s, 2045			1,763,825	1,375,784
FRB Ser. 05-AR13, Class A1C3, 0.694s, 2045			5,049,322	3,963,718
FRB Ser. 05-AR17, Class A1C3, 0.684s, 2045			1,119,957	604,777
FRB Ser. 05-AR15, Class A1C3, 0.684s, 2045			1,576,112	819,578
FRB Ser. 05-AR8, Class 2AC2, 0.664s, 2045			1,608,559	1,395,425
FRB Ser. 05-AR11, Class A1B2, 0.654s, 2045			973,164	851,518
FRB Ser. 05-AR13, Class A1B2, 0.634s, 2045			1,214,824	1,056,897
FRB Ser. 05-AR17, Class A1B2, 0.614s, 2045			995,838	831,525
FRB Ser. 05-AR19, Class A1C4, 0.604s, 2045			579,673	447,797
FRB Ser. 05-AR11, Class A1B3, 0.604s, 2045			1,863,469	1,630,536
FRB Ser. 05-AR8, Class 2AC3, 0.594s, 2045			573,500	494,644
FRB Ser. 05-AR1, Class A3, 0.564s, 2045			642,196	577,976
FRB Ser. 05-AR19, Class A1B3, 0.554s, 2045			525,846	462,745
FRB Ser. 05-AR6, Class 2AB3, 0.474s, 2045			544,669	473,862

Wells Fargo Mortgage Backed Securities Trust
Ser. 05-16, Class A18, 6s, 2036			740,000	772,412
Ser. 08-1, Class 4A1, 5 3/4s, 2038			1,341,128	1,421,626
Ser. 07-12, Class A7, 5 1/2s, 2037			423,625	441,629
Ser. 07-5, Class 1A1, 5 1/2s, 2037			1,447,030	1,522,565
FRB Ser. 06-AR11, Class A6, 5.165s, 2036			984,817	918,174
FRB Ser. 05-AR6, Class B1, 5.002s, 2035			675,728	606,848
FRB Ser. 05-AR16, Class 4A2, 2.651s, 2035			451,362	442,921
FRB Ser. 06-AR2, Class 2A3, 2.641s, 2036			780,873	765,255

				78,752,415

Total mortgage-backed securities (cost $181,403,477)				$191,082,735

CORPORATE BONDS AND NOTES (34.9%)(a)
			Principal amount	Value

Basic materials (2.7%)

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			$75,000	$94,933

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	92,475

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			140,000	142,450

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			255,000	258,188

Ashland, Inc. 144A sr. unsec. unsub. notes 3s, 2016			515,000	522,725

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			417,000	457,658

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			20,000	20,350

Boise Cascade LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			40,000	42,300

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	135,338

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			250,000	272,500

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			475,000	514,188

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			250,000	254,375

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			130,000	134,875

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			368,000	381,800

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			140,000	151,025

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			275,000	287,375

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			247,000	259,968

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			145,000	151,888

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			35,000	35,525

Grohe Holding GmbH 144A company company guaranty sr. FRN notes 4.203s, 2017 (Germany)		EUR	418,000	535,289

HD Supply, Inc. company guaranty sr. unsec. sub. notes 10 1/2s, 2021			$113,000	117,520

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			406,000	481,110

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			190,000	199,975

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			270,000	270,675

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			180,000	186,300

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 144A company guaranty sr. notes 8 7/8s, 2018			93,000	96,488

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			387,000	435,375

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			135,000	136,013

Huntsman International, LLC 144A sr. unsec. notes 4 7/8s, 2020			90,000	90,675

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			81,000	77,963

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			70,000	76,125

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	231,000	299,371

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			$330,000	372,488

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			216,000	245,700

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			285,000	337,725

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024			300,000	351,750

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			540,000	610,200

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	175,000	165,809

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			$26,000	26,000

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			100,000	103,250

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			110,000	115,544

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			205,000	231,138

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			74,000	78,255

Orion Engineered Carbons Bondco GmbH 144A company guaranty sr. notes 9 5/8s, 2018 (Germany)			21,000	23,363

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			215,000	227,363

PetroLogistics LP/Petrologistics Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2020			35,000	35,438

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			175,000	176,313

PQ Corp. 144A sr. notes 8 3/4s, 2018			170,000	181,900

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			170,000	192,100

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			177,000	193,373

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			118,000	128,768

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			145,000	145,906

SGL Carbon SE company guaranty sr. sub. FRN notes Ser. EMTN, 1.476s, 2015 (Germany)		EUR	182,000	230,637

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			$40,000	43,200

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			55,000	59,400

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			25,000	25,125

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			180,000	187,650

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			350,000	339,500

USG Corp. sr. unsec. notes 9 3/4s, 2018			178,000	210,930

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			44,000	20,790

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			70,000	72,100

				12,344,530
Capital goods (2.2%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			295,000	317,863

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			453,000	499,433

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	111,433	155,215

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	118,080	164,473

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	190,000	262,510

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			$200,000	206,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			398,000	440,288

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			180,000	186,075

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			116,000	129,485

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			33,000	38,569

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			90,000	96,525

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			60,000	62,100

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			148,000	153,550

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			382,000	427,840

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			36,000	39,420

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			70,000	68,075

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	60,000	83,402

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			$185,000	195,175

Dematic SA/DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			250,000	260,000

Exide Technologies sr. notes 8 5/8s, 2018			78,000	66,983

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			242,000	250,470

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)			100,000	136,856

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			405,000	445,500

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			469,000	628,099

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			248,000	260,400

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			90,000	89,213

Milacron LLC/Mcron Finance Corp. 144A sr. unsec. notes 7 3/4s, 2021			35,000	36,181

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			27,000	30,713

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			402,000	409,035

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			155,000	166,238

Rexam PLC unsec. sub. FRB bonds 6 3/4s, 2067 (United Kingdom)		EUR	110,000	147,593

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	324,000	451,739

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			$400,000	423,000

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			200,000	220,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 1/8s, 2019			185,000	198,644

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			130,000	132,438

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			200,000	219,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			110,000	116,325

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			200,000	220,000

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			195,000	214,256

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			55,000	58,644

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			270,000	284,513

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			420,000	457,800

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			138,000	153,180

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			291,000	319,373

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021			190,000	191,900

				10,114,591
Communication services (5.0%)

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			90,000	98,100

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			220,000	256,300

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			66,000	74,250

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			33,000	37,001

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			228,000	245,670

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			162,000	171,113

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			125,000	123,125

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			85,000	82,769

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			50,000	51,125

Cequel Communiciations Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020			50,000	51,875

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			71,000	73,840

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			41,000	40,795

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			100,000	106,000

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			469,000	505,934

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			271,000	270,323

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			660,000	688,875

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			90,000	98,325

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			170,000	172,975

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			200,000	225,000

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			443,000	468,473

DISH DBS Corp. company guaranty notes 7 1/8s, 2016			171,000	190,024

DISH DBS Corp. company guaranty notes 6 5/8s, 2014			715,000	760,581

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			155,000	172,050

Equinix, Inc. sr. unsec. notes 7s, 2021			175,000	193,813

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			80,000	91,800

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			125,000	146,250

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			912,000	1,037,400

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			60,000	61,800

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			277,000	304,008

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			337,000	385,444

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			500,000	532,500

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			189,000	210,263

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			105,000	111,169

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)			1,000,937	1,062,995

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			349,000	371,685

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)(FWC)			155,000	157,519

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)(FWC)			438,000	445,665

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)(FWC)			320,000	329,600

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	140,000	191,065

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$169,000	189,483

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			184,000	205,160

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			50,000	55,000

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020			26,000	27,235

Lynx I Corp. 144A sr. notes 6s, 2021			290,000	452,758

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			71,000	79,254

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			416,000	455,520

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			275,000	280,500

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			250,000	254,375

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			500,000	448,750

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			16,000	12,040

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			64,000	46,080

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			70,000	73,150

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			215,000	246,713

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	240,000	379,255

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s, 2023 (Canada)			$221,000	225,420

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			55,000	59,948

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			148,000	168,120

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			78,000	85,995

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			70,000	72,800

Sprint Capital Corp. company guaranty 8 3/4s, 2032			42,000	50,085

Sprint Capital Corp. company guaranty 6 7/8s, 2028			267,000	273,008

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			922,000	1,072,978

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			174,000	188,790

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			210,000	248,325

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			156,000	171,600

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			531,000	656,449

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	100,000	136,972

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)		EUR	365,000	491,283

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)			$110,000	146,854

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	400,000	572,982

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	175,000	243,782

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	106,568	146,487

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)			$445,000	552,062

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)			421,000	590,673

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			201,000	204,015

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	50,000	83,939

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			$80,000	86,800

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			265,000	282,225

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. 144A company guaranty sr. unsec. notes 10 1/4s, 2019			406,000	451,675

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	445,000	581,051

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			$80,000	87,600

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			363,000	414,728

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			149,000	162,410

Windstream Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			110,000	109,175

				22,421,003
Consumer cyclicals (5.5%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	39,463

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			50,000	31,750

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			566,000	447,140

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			300,000	261,750

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			212,000	244,595

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			297,000	299,228

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			105,000	114,188

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			360,000	409,500

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			70,000	75,950

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			75,000	81,188

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023			264,000	269,280

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			325,000	325,406

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			270,000	288,900

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			140,000	152,775

Building Materials Corp. 144A sr. notes 7s, 2020			255,000	276,675

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			150,000	163,875

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			185,000	205,350

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			80,000	81,200

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			334,000	227,538

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			321,000	341,464

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020			625,000	628,906

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			100,000	112,000

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			125,000	124,219

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			195,000	195,000

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			100,000	110,875

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			410,000	457,663

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			60,000	67,050

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017			434,410	480,023

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			180,000	168,075

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			318,000	305,678

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			252,000	263,025

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			145,000	152,975

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			349,000	358,598

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			90,000	100,575

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			405,000	439,425

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023(R)			60,000	61,125

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			520,000	572,733

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			160,000	170,800

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	335,000	344,168

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			$130,000	151,416

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			241,000	262,389

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			115,000	124,631

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			120,000	123,900

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			263,000	299,163

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			165,000	179,438

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			475,000	516,563

Isle of Capri Casinos, Inc. 144A sr. unsec. notes 5 7/8s, 2021			230,000	230,000

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	338,000	446,264

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	67,793

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$403,000	473,525

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			95,000	99,750

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			65,000	72,556

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			145,000	160,950

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			120,000	129,300

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			70,000	75,775

Lear Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2023			245,000	238,875

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			255,000	265,838

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			90,000	88,200

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			375,000	423,750

Limited Brands, Inc. sr. notes 5 5/8s, 2022			105,000	111,300

Lottomatica Group SpA sub. FRN notes Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	455,000	611,121

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			$115,000	133,548

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			320,000	22,400

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			156,000	173,160

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			400,000	444,000

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			85,000	92,438

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			140,000	156,275

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			50,000	52,563

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			155,000	164,300

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			124,000	129,736

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			691,867	717,812

Navistar International Corp. sr. notes 8 1/4s, 2021			352,000	358,160

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			355,000	370,975

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			50,000	51,750

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			110,000	116,050

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			38,000	42,180

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020			122,000	121,848

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			380,000	425,600

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			149,000	165,390

Owens Corning company guaranty sr. unsec. notes 9s, 2019			123,000	157,440

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			60,000	67,800

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			200,000	208,500

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			140,000	153,650

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017(PIK)			90,000	93,038

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			65,000	68,981

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			70,000	76,650

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			75,000	81,750

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			170,000	173,400

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			211,000	232,100

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			381,000	413,385

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Germany)		EUR	355,000	515,352

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			$97,000	102,578

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			85,000	84,363

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			90,000	94,275

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			25,000	25,469

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			160,000	160,200

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			15,000	16,313

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			15,000	16,125

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			145,000	156,419

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			150,000	160,125

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			240,000	253,500

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			219,000	235,699

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			176,000	149,600

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			144,000	144,720

Travelport, LLC 144A sr. notes Ser. B, 6.308s, 2016(PIK)			61,991	57,032

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			164,000	164,615

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			340,000	393,125

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			65,000	65,975

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			122,000	131,760

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			8,000	8,800

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			265,000	283,550

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			473,000	522,074

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			180,000	185,625

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			452,000	484,770

				24,479,568
Consumer staples (2.1%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	1,400,000	748,888

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			$65,000	72,069

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A 5 1/2s, 2023			95,000	94,763

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			256,000	294,080

CKE, Inc. 144A sr. unsec. notes 10 1/2s, 2016(PIK)			153,239	162,816

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			164,000	173,020

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			65,000	66,300

Claire's Stores, Inc. 144A sr. notes 9s, 2019			390,000	440,700

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			250,000	283,750

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			115,000	125,638

Corrections Corp. of America 144A sr. unsec. notes 4 5/8s, 2023(R)			60,000	61,425

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)			50,000	50,938

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			167,000	184,953

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			160,000	182,400

Dole Food Co., Inc. 144A sr. notes 8s, 2016			123,000	127,920

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			225,000	250,031

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	303,000	455,057

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Austria)			$200,000	199,970

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			280,000	280,350

HDTFS, Inc. company guaranty sr. unsec. notes 6 1/4s, 2022			40,000	43,400

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			95,000	104,856

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			50,000	52,750

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	215,000	290,993

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			$83,000	90,678

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			460,000	483,000

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			130,000	136,175

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			249,000	268,298

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			115,000	125,781

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			295,000	321,550

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			250,000	250,938

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			365,000	375,494

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			300,000	314,625

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			300,000	338,625

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			75,000	84,750

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			190,000	207,575

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			502,000	568,515

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			196,000	218,540

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			574,000	654,360

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			50,000	53,625

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			91,000	96,005

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			35,000	37,450

				9,373,051
Energy (6.4%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			182,000	192,920

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			165,000	176,963

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			276,000	271,860

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			165,000	148,500

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			182,000	167,440

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			397,000	456,937

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			66,000	59,400

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			217,000	195,843

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			80,000	83,400

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			65,000	70,688

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			200,000	219,500

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			404,000	442,380

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			195,000	225,225

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	55,000	75,435

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$600,000	678,000

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			60,000	60,825

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			300,000	327,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			65,000	67,438

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			116,000	120,640

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	295,000	185,854

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$114,000	74,955

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			173,000	191,598

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			982,000	1,060,560

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			440,000	467,500

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			505,000	546,663

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			85,000	90,100

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			240,000	269,400

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			43,000	46,924

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			526,000	501,015

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			140,000	144,550

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			200,000	194,000

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			182,000	190,645

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			335,000	404,439

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			240,000	290,400

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			690,000	890,521

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			149,000	180,199

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			500,000	541,215

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			267,000	276,345

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			386,000	407,230

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			465,000	501,038

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			20,000	21,550

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			105,000	114,713

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			158,000	164,715

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			70,000	79,100

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			85,000	93,075

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			253,000	285,890

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			104,000	93,080

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			430,000	509,550

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			329,000	350,385

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			141,000	146,640

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			300,000	234,000

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			335,000	343,717

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			100,000	106,750

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			215,000	224,138

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			140,000	153,650

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			250,000	265,000

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			185,000	189,163

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			315,000	359,100

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			26,000	27,690

Pemex Project Funding Master Trust company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			380,000	455,050

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			200,000	208,000

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			404,000	412,080

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			450,000	547,493

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			202,000	230,531

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			95,000	100,456

Petroleos de Venezuela SA company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			400,000	401,200

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			3,930,000	3,380,940

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			265,000	182,360

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			830,000	799,307

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,605,000	1,484,031

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			665,000	646,713

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 12 3/4s, 2022 (Venezuela)			125,000	141,250

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			425,000	426,275

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			680,000	870,400

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 5/8s, 2021			185,000	203,500

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			250,000	255,000

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			210,000	231,000

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			100,000	102,000

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			173,000	190,733

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			95,000	99,988

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			535,000	568,438

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			116,000	120,640

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			210,000	222,600

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			115,000	123,338

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			130,000	143,000

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			179,000	197,348

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			220,000	230,450

Williams Cos., Inc. (The) notes 7 3/4s, 2031			69,000	85,969

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			102,000	130,334

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			240,000	251,400

				28,699,275
Financials (5.1%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			152,000	150,860

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			110,000	112,750

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017			215,000	232,738

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			195,000	218,069

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			405,000	449,550

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			790,000	963,800

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			185,000	249,056

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			240,000	258,000

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,055,000	1,128,342

Boparan Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 9 7/8s, 2018 (United Kingdom)			185,000	312,806

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			82,000	88,970

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			99,000	100,114

CIT Group, Inc. sr. unsec. notes 5s, 2022			440,000	469,827

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			175,000	192,063

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			275,000	313,500

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			215,000	235,963

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			230,000	217,925

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			250,000	263,438

Dresdner Funding Trust I 144A bonds 8.151s, 2031			336,000	354,060

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			427,000	451,553

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, perpetual maturity (Jersey)		EUR	208,000	269,454

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			$85,000	89,038

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			525,000	561,750

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			70,000	77,000

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			255,000	275,081

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			99,000	103,950

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			85,000	84,894

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			220,000	219,450

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			145,000	152,250

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)			115,000	120,143

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			375,000	410,461

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			102,000	110,670

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			145,000	155,513

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			103,000	113,558

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2020			100,000	110,500

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			270,000	281,475

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			225,000	235,125

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			243,000	250,898

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			264,000	262,680

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			140,000	163,450

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			165,000	186,244

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, perpetual maturity (United Kingdom)			300,000	235,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, 2049 (United Kingdom)			400,000	451,211

Royal Bank of Scotland PLC (The) jr. sub. FRN notes Ser. MTN, 7.64s, perpetual maturity (United Kingdom)			300,000	270,000

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			1,295,000	1,349,131

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 5.298s, 2017 (Russia)			900,000	952,830

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			250,000	279,358

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			650,000	692,250

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			345,000	346,725

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			215,000	226,444

UBS AG/Jersey Branch jr. unsec. sub. FRB bonds 4.28s, perpetual maturity (Jersey)		EUR	133,000	168,948

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	200,000	279,761

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$250,000	254,485

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			255,000	298,350

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, 2049 (Ireland)			1,000,000	1,071,222

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			400,000	431,968

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			2,648,000	2,919,420

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,498,000	1,617,720

				22,842,291
Health care (2.3%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			125,000	129,063

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			165,000	173,663

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			193,000	207,475

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	156,000	209,617

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			$285,000	302,456

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			225,000	243,563

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	260,000	374,508

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$260,000	269,100

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			205,000	214,738

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			100,000	110,750

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	136,697

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$614,000	684,610

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			291,000	319,373

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			170,000	181,688

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			205,000	224,988

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			225,000	257,625

HCA, Inc. sr. notes 6 1/2s, 2020			876,000	987,690

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			74,000	85,193

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			420,000	449,400

Hologic, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2020			60,000	63,825

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			257,000	270,171

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			112,000	116,760

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			105,000	112,744

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			180,000	206,550

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			212,000	230,020

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			160,000	158,200

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			255,000	283,369

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			152,000	167,580

Priory Group No. 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)			406,000	636,057

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)			145,000	186,974

Service Corporation International sr. notes 7s, 2019			105,000	113,925

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			259,000	273,893

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			280,000	298,900

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			335,000	348,819

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			175,770	177,967

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			215,000	232,738

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			255,000	283,050

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			296,000	333,000

Tenet Healthcare Corp. 144A companty guaranty sr. notes 4 1/2s, 2021			60,000	58,800

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			40,000	43,100

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			100,000	107,438

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			40,000	42,950

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			40,000	42,200

				10,351,227
Technology (1.1%)

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			148,000	140,970

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			318,000	310,845

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			166,000	171,603

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			351,000	362,408

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			70,000	81,550

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			55,000	57,613

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			106,000	114,745

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			145,000	163,488

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			435,000	471,431

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			279,000	290,160

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			105,000	117,338

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			135,000	143,606

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			170,000	176,800

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			51,000	57,885

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			501,000	554,858

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			70,000	79,363

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			440,000	462,000

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			155,000	170,306

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			145,000	149,713

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			203,000	220,001

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			257,000	282,058

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)			230,000	314,361

				4,893,102
Transportation (0.4%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	668,000	752,934

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$249,000	274,834

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			485,000	555,325

Watco Cos LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			85,000	87,444

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			56,000	40,880

				1,711,417
Utilities and power (2.1%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			720,000	846,900

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			180,000	208,800

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			203,000	224,061

Calpine Corp. 144A sr. notes 7 1/4s, 2017			536,000	568,160

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			290,000	351,769

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			555,000	694

El Paso Corp. sr. unsec. notes 7s, 2017			285,000	325,962

El Paso Natural Gas Co. debs. 8 5/8s, 2022			345,000	474,241

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			331,000	375,271

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			120,000	138,000

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			1,050,000	1,181,250

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			402,000	463,305

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			95,000	104,025

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			70,000	77,350

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			365,000	421,575

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			130,000	135,200

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			80,000	80,910

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			381,000	436,245

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	76,538

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			95,000	106,638

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			845,000	1,038,454

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			100,000	112,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			800,000	890,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			150,000	181,164

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	165,850

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			65,000	88,227

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			119,000	88,953

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)		EUR	156,000	209,645

				9,371,187

Total corporate bonds and notes (cost $148,122,476)				$156,601,242

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (34.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.2%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038			$595,012	$675,036
3s, TBA, May 1, 2043			11,000,000	11,455,468
3s, TBA, April 1, 2043			11,000,000	11,485,547
3s, TBA, April 1, 2043			4,000,000	4,180,312

				27,796,363
U.S. Government Agency Mortgage Obligations (27.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3s, TBA, April 1, 2043			9,000,000	9,239,765

Federal National Mortgage Association Pass-Through Certificates
5s, February 1, 2037			78,410	84,910
4 1/2s, August 1, 2039			280,416	301,984
3s, TBA, May 1, 2043			41,000,000	42,167,541
3s, TBA, April 1, 2043			71,000,000	73,213,205

				125,007,405

Total U.S. government and agency mortgage obligations (cost $152,510,220)				$152,803,768

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$2,270,000	$1,821,675

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013 (Argentina)			461,000	456,851

Argentina (Republic of) sr. unsec. bonds FRB 0.448s, 2013 (Argentina)			2,362,000	290,526

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			6,031,000	5,081,118

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)		units	1,350	698,902

Brazil (Federal Republic of) unsub. notes 10s, 2014 (Brazil)		units	1,080	554,609

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	235,500,000	539,592

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			$360,000	387,180

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017 (Croatia)			310,000	332,088

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	31,500,000	561,801

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			$930,000	1,066,217

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	213,000	95,415

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	153,000	68,696

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	213,000	95,753

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	333,000	149,459

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	1,203,000	542,113

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	283,000	127,007

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	553,000	250,555

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	773,000	348,024

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	463,000	210,543

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	213,000	97,293

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	493,000	227,478

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	93,000	43,253

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	1,383,000	652,124

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	153,000	73,672

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	773,000	377,006

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	153,000	77,027

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	653,000	341,817

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	2,173,000	1,186,384

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	203,000	115,968

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	933,000	562,643

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s, 2018 (Hungary)			$480,000	456,101

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			575,000	712,667

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	13,350,000	423,130

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			$695,000	642,180

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	1,920,000	2,728,164

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)			$570,000	707,946

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			1,200,000	1,349,592

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,334,221	1,647,762

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			200,000	209,998

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			250,000	247,001

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	570,000	783,949

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			$240,000	256,049

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			1,230,000	1,469,850

Turkey (Republic of) unsec. bonds 6s, 2041 (Turkey)			975,000	1,090,947

Turkey (Republic of) unsec. notes 6 3/4s, 2040 (Turkey)			270,000	331,798

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017 (Ukraine)			275,000	278,781

Ukraine (Government of) 144A bonds 7 3/4s, 2020 (Ukraine)			655,000	680,545

Ukraine (Government of) 144A notes 9 1/4s, 2017 (Ukraine)			1,150,000	1,238,468

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014 (Ukraine)			400,000	408,973

Ukraine (Government of) 144A sr. unsec. notes 7.8s, 2022 (Ukraine)			475,000	483,313

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013 (Ukraine)			2,280,000	2,291,172

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			220,000	241,340

Venezuela (Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			265,000	205,841

Venezuela (Republic of) unsec. notes 10 3/4s, 2013 (Venezuela)			1,410,000	1,433,209

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018 (Venezuela)			1,215,000	1,403,289

Total foreign government and agency bonds and notes (cost $39,603,971)				$39,154,854

SENIOR LOANS (1.3%)(a)(c)
			Principal amount	Value

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			$169,575	$172,119

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			34,095	34,484

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018			942,344	872,375

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.47s, 2016			104,302	104,635

Chesapeake Energy Corp. bank term loan FRN Ser. B, 5 3/4s, 2017			283,000	291,439

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.854s, 2016			578,484	512,139

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			197,932	199,911

First Data Corp. bank term loan FRN 5.204s, 2017			12,896	12,929

First Data Corp. bank term loan FRN 4.204s, 2018			121,183	120,759

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			241,020	228,467

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.21s, 2014(PIK)			72,827	70,315

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.21s, 2014(PIK)			41,454	40,024

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			180,000	181,530

Intelsat SA bank term loan FRN 3.205s, 2014 (Luxembourg)			375,000	374,649

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			151,711	152,848

Motor City Casino bank term loan FRN 6s, 2017			313,407	315,757

Navistar, Inc. bank term loan FRN Ser. B, 7s, 2017			94,763	95,626

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018			215,000	216,881

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			117,600	117,894

Plains Exploration & Production Co. bank term loan FRN Class B, 4s, 2019			205,000	205,073

Quintiles Transnational Holdings, Inc. bank term loan FRN 7 1/2s, 2017(PIK)			80,000	81,800

Servicemaster Co. bank term loan FRN 4.46s, 2017			93,176	93,962

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			169,000	169,951

SRAM Corp. bank term loan FRN 8 1/2s, 2018			80,000	81,200

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.733s, 2017			645,637	457,756

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014			168,960	129,782

Travelport, LLC bank term loan FRN Ser. B, 5.056s, 2015			140,682	139,891

Travelport, LLC bank term loan FRN Ser. S, 5.061s, 2015			44,318	44,069

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			165,000	167,004

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 3/4s, 2020			204,939	206,066

West Corp. bank term loan FRN Ser. B8, 4 1/4s, 2018			30,594	31,053

Total senior loans (cost $5,982,517)				$5,922,388

PURCHASED SWAP OPTIONS OUTSTANDING (0.6%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/ Maturity date	date/strike		amount	Value

Goldman Sachs International

(1.53)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.53		$88,485,000	$856,535

(1.5725)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.5725		88,485,000	804,329

JPMorgan Chase Bank N.A.

(1.555)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.555		88,485,000	814,946

Total purchased swap options outstanding (cost $2,585,177)				$2,475,810

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			438	$433,155

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			8,855	240,856

M/I Homes, Inc. $2.438 pfd.(NON)			5,132	128,813

Total preferred stocks (cost $652,758)				$802,824

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)(NON)			8,716	$182,687

General Motors Co. Ser. B, $2.375 cv. pfd.			10,093	435,261

United Technologies Corp. $3.75 cv. pfd.			2,800	167,580

Total convertible preferred stocks (cost $834,422)				$785,528

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$155,000	$185,031

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			125,000	146,953

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			137,000	139,826

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			195,000	218,888

Total convertible bonds and notes (cost $613,439)				$690,698

COMMON STOCKS (0.1%)(a)
			Shares	Value

Tribune Co.(NON)			4,609	$262,022

Tribune Co. Class 1C(F)			402,438	3,622

Trump Entertainment Resorts, Inc.(NON)			71	284

Total common stocks (cost $223,875)				$265,928

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$ 46.86	37	$2,174

Total warrants (cost $111)				$2,174

SHORT-TERM INVESTMENTS (11.7%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)			43,983,630	$43,983,630

SSgA Prime Money Market Fund 0.02%(P)			1,340,000	1,340,000

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014(SEG)(SEGSF)			$1,526,000	1,524,003

U.S. Treasury Bills with an effective yield of 0.13%, March 6, 2014(SEG)(SEGSF)			889,000	887,885

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, January 9, 2014(SEG)			492,000	491,491

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.17%, October 17, 2013(SEG)(SEGSF)			4,487,000	4,482,828

Total short-term investments (cost $52,709,837)				$52,709,837

TOTAL INVESTMENTS

Total investments (cost $585,242,280)(b)				$603,297,786

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $212,448,752) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/19/13	$1,127,436	$1,123,985	$(3,451)
	Canadian Dollar	Sell	4/17/13	15,056	15,280	224
	Chilean Peso	Buy	4/17/13	1,346,571	1,333,463	13,108
	Euro	Buy	6/19/13	706,819	723,914	(17,095)
	Japanese Yen	Sell	5/15/13	1,638,801	1,652,490	13,689
	Peruvian New Sol	Buy	4/17/13	1,334,710	1,351,588	(16,878)
	Swiss Franc	Sell	6/19/13	2,030,975	2,048,306	17,331
Barclays Bank PLC
	Australian Dollar	Buy	4/17/13	54,603	47,002	7,601
	Brazilian Real	Buy	4/17/13	1,067,546	1,079,306	(11,760)
	British Pound	Sell	6/19/13	2,660,556	2,650,547	(10,009)
	Canadian Dollar	Sell	4/17/13	1,663,753	1,688,353	24,600
	Chilean Peso	Buy	4/17/13	1,352,915	1,338,876	14,039
	Euro	Sell	6/19/13	3,413,792	3,464,708	50,916
	Indonesian Rupiah	Buy	5/15/13	1,024,995	1,025,045	(50)
	Japanese Yen	Sell	5/15/13	2,072,276	2,165,930	93,654
	Malaysian Ringgit	Buy	5/15/13	814,774	815,253	(479)
	Mexican Peso	Buy	4/17/13	912,556	872,793	39,763
	New Taiwan Dollar	Buy	5/15/13	215,538	216,884	(1,346)
	New Zealand Dollar	Buy	4/17/13	1,547,621	1,522,739	24,882
	New Zealand Dollar	Sell	4/17/13	1,547,621	1,511,576	(36,045)
	Norwegian Krone	Sell	6/19/13	1,102,482	1,114,805	12,323
	Russian Ruble	Buy	6/19/13	547,518	549,953	(2,435)
	South Korean Won	Buy	5/15/13	1,107,954	1,157,862	(49,908)
	Swedish Krona	Buy	6/19/13	2,216,216	2,235,364	(19,148)
	Swiss Franc	Sell	6/19/13	4,628,507	4,649,347	20,840
	Turkish Lira	Buy	6/19/13	1,094,641	1,094,150	491
	Turkish Lira	Sell	6/19/13	1,094,641	1,089,513	(5,128)
Citibank, N.A.
	Australian Dollar	Buy	4/17/13	7,262,232	7,216,226	46,006
	Brazilian Real	Buy	4/17/13	1,337,582	1,361,810	(24,228)
	Brazilian Real	Sell	4/17/13	1,337,582	1,370,886	33,304
	British Pound	Sell	6/19/13	170,414	149,975	(20,439)
	Euro	Sell	6/19/13	4,000,307	4,062,245	61,938
	Japanese Yen	Sell	5/15/13	384,408	479,942	95,534
	New Taiwan Dollar	Buy	5/15/13	279,356	283,681	(4,325)
	New Taiwan Dollar	Sell	5/15/13	279,356	280,252	896
	South Korean Won	Buy	5/15/13	336,958	359,537	(22,579)
	Swedish Krona	Buy	6/19/13	1,176,652	1,187,319	(10,667)
	Swiss Franc	Sell	6/19/13	2,233,852	2,245,530	11,678
	Thai Baht	Buy	5/15/13	1,054,278	1,032,455	21,823
	Turkish Lira	Buy	6/19/13	671,592	679,816	(8,224)
Credit Suisse International
	Australian Dollar	Buy	4/17/13	3,020,132	3,005,509	14,623
	Brazilian Real	Buy	4/17/13	1,038,992	1,052,990	(13,998)
	British Pound	Sell	6/19/13	188,184	190,905	2,721
	Canadian Dollar	Sell	4/17/13	705,671	709,378	3,707
	Chilean Peso	Buy	4/17/13	1,359,942	1,346,112	13,830
	Chinese Yuan	Buy	5/15/13	842,093	838,063	4,030
	Czech Koruna	Buy	6/19/13	96,123	105,440	(9,317)
	Euro	Sell	6/19/13	3,346,586	3,406,438	59,852
	Japanese Yen	Buy	5/15/13	4,482,009	4,510,081	(28,072)
	Mexican Peso	Buy	4/17/13	1,660,185	1,589,841	70,344
	New Taiwan Dollar	Buy	5/15/13	36,348	36,898	(550)
	New Taiwan Dollar	Sell	5/15/13	36,348	36,391	43
	New Zealand Dollar	Sell	4/17/13	1,087	1,069	(18)
	Norwegian Krone	Buy	6/19/13	1,131,535	1,138,556	(7,021)
	Norwegian Krone	Sell	6/19/13	1,131,535	1,143,268	11,733
	Philippine Peso	Buy	5/15/13	758,501	763,733	(5,232)
	Polish Zloty	Buy	6/19/13	102,061	102,606	(545)
	Russian Ruble	Buy	6/19/13	2,135,492	2,150,117	(14,625)
	South Korean Won	Buy	5/15/13	1,190,165	1,209,387	(19,222)
	South Korean Won	Sell	5/15/13	1,190,165	1,189,314	(851)
	Swedish Krona	Sell	6/19/13	364,646	363,958	(688)
	Swiss Franc	Buy	6/19/13	2,241,760	2,253,467	(11,707)
	Turkish Lira	Buy	6/19/13	523,079	530,505	(7,426)
Deutsche Bank AG
	Brazilian Real	Buy	4/17/13	7,065	6,838	227
	Canadian Dollar	Sell	4/17/13	1,830,453	1,827,056	(3,397)
	Euro	Sell	6/19/13	1,407,739	1,428,386	20,647
	Japanese Yen	Sell	5/15/13	1,869,153	1,914,885	45,732
	Mexican Peso	Buy	4/17/13	780,607	739,909	40,698
	Norwegian Krone	Sell	6/19/13	1,492,832	1,484,758	(8,074)
	Polish Zloty	Buy	6/19/13	729,014	745,184	(16,170)
	Singapore Dollar	Buy	5/15/13	1,216,160	1,217,435	(1,275)
	Singapore Dollar	Sell	5/15/13	1,216,160	1,207,287	(8,873)
	South Korean Won	Buy	5/15/13	506,333	533,599	(27,266)
	Swedish Krona	Buy	6/19/13	2,863,849	2,887,142	(23,293)
	Swiss Franc	Sell	6/19/13	2,238,597	2,250,132	11,535
	Turkish Lira	Buy	6/19/13	1,051,904	1,053,863	(1,959)
Goldman Sachs International
	British Pound	Buy	6/19/13	380,014	379,721	293
	British Pound	Sell	6/19/13	380,014	376,901	(3,113)
	Canadian Dollar	Sell	4/17/13	1,145,546	1,122,698	(22,848)
	Euro	Sell	6/19/13	4,473,700	4,538,841	65,141
	Japanese Yen	Sell	5/15/13	1,798,034	1,823,670	25,636
	Norwegian Krone	Sell	6/19/13	1,116,940	1,138,210	21,270
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/17/13	183,675	182,991	684
	British Pound	Buy	6/19/13	35,541	35,109	432
	British Pound	Sell	6/19/13	35,541	35,514	(27)
	Canadian Dollar	Sell	4/17/13	1,311,360	1,304,938	(6,422)
	Euro	Sell	6/19/13	2,240,121	2,271,443	31,322
	Indian Rupee	Sell	5/15/13	560,079	566,409	6,330
	Japanese Yen	Buy	5/15/13	958,770	989,121	(30,351)
	Norwegian Krone	Buy	6/19/13	290,015	290,036	(21)
	Norwegian Krone	Sell	6/19/13	290,015	293,113	3,098
	Philippine Peso	Buy	5/15/13	338,892	342,439	(3,547)
	Russian Ruble	Buy	6/19/13	1,217,307	1,228,102	(10,795)
	South Korean Won	Buy	5/15/13	26,004	48,693	(22,689)
	Swiss Franc	Sell	6/19/13	1,688,174	1,703,535	15,361
	Turkish Lira	Buy	6/19/13	539,277	542,613	(3,336)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/17/13	6,287,174	6,245,296	41,878
	Brazilian Real	Buy	4/17/13	683,488	695,022	(11,534)
	British Pound	Sell	6/19/13	2,260,341	2,233,520	(26,821)
	Canadian Dollar	Sell	4/17/13	1,109,627	1,166,404	56,777
	Chilean Peso	Buy	4/17/13	1,197,866	1,180,602	17,264
	Chinese Yuan	Buy	5/15/13	842,093	838,583	3,510
	Czech Koruna	Buy	6/19/13	227,370	230,180	(2,810)
	Czech Koruna	Sell	6/19/13	227,370	231,696	4,326
	Euro	Sell	6/19/13	4,114,583	4,198,237	83,654
	Japanese Yen	Sell	5/15/13	2,026,057	2,142,963	116,906
	Malaysian Ringgit	Buy	5/15/13	814,710	813,497	1,213
	Mexican Peso	Buy	4/17/13	1,288,065	1,234,765	53,300
	New Taiwan Dollar	Buy	5/15/13	342,762	346,703	(3,941)
	New Taiwan Dollar	Sell	5/15/13	342,762	344,440	1,678
	Norwegian Krone	Buy	6/19/13	512,723	510,628	2,095
	Polish Zloty	Buy	6/19/13	386,939	395,150	(8,211)
	Russian Ruble	Buy	6/19/13	2,248,507	2,263,405	(14,898)
	Russian Ruble	Sell	6/19/13	2,248,507	2,264,050	15,543
	South Korean Won	Buy	5/15/13	680,882	693,876	(12,994)
	South Korean Won	Sell	5/15/13	680,882	679,585	(1,297)
	Swedish Krona	Buy	6/19/13	1,780,959	1,809,231	(28,272)
	Swiss Franc	Sell	6/19/13	1,696,188	1,717,900	21,712
	Turkish Lira	Buy	6/19/13	1,094,641	1,095,105	(464)
	Turkish Lira	Sell	6/19/13	1,094,641	1,089,691	(4,950)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/17/13	888,317	880,088	(8,229)
	Brazilian Real	Buy	4/17/13	877,691	890,317	(12,626)
	British Pound	Buy	6/19/13	135,936	135,831	105
	British Pound	Sell	6/19/13	135,936	134,288	(1,648)
	Canadian Dollar	Sell	4/17/13	2,441,358	2,472,864	31,506
	Chilean Peso	Buy	4/17/13	1,532,584	1,516,175	16,409
	Colombian Peso	Buy	4/17/13	1,325,177	1,347,466	(22,289)
	Euro	Sell	6/19/13	2,695,174	2,735,194	40,020
	Japanese Yen	Sell	5/15/13	2,035,707	2,172,589	136,882
	Mexican Peso	Buy	4/17/13	470,641	442,820	27,821
	Polish Zloty	Buy	6/19/13	171,434	174,843	(3,409)
	South Korean Won	Buy	5/15/13	7,670	41,020	(33,350)
	Swedish Krona	Buy	6/19/13	1,139,960	1,155,015	(15,055)
	Swiss Franc	Sell	6/19/13	1,198,276	1,217,956	19,680
	Turkish Lira	Buy	6/19/13	655,778	663,379	(7,601)
UBS AG
	Australian Dollar	Buy	4/17/13	2,319,858	2,293,304	26,554
	British Pound	Sell	6/19/13	1,127,133	1,130,980	3,847
	Canadian Dollar	Sell	4/17/13	1,129,997	1,141,034	11,037
	Chilean Peso	Buy	4/17/13	2,061,893	2,044,604	17,289
	Chilean Peso	Sell	4/17/13	2,061,893	2,054,480	(7,413)
	Czech Koruna	Buy	6/19/13	344,780	348,994	(4,214)
	Czech Koruna	Sell	6/19/13	344,780	351,315	6,535
	Euro	Sell	6/19/13	2,922,571	2,968,841	46,270
	Japanese Yen	Sell	5/15/13	519,216	614,563	95,347
	Mexican Peso	Buy	4/17/13	526,579	497,595	28,984
	New Taiwan Dollar	Buy	5/15/13	662,817	672,622	(9,805)
	Norwegian Krone	Buy	6/19/13	1,131,535	1,138,595	(7,060)
	Norwegian Krone	Sell	6/19/13	1,131,535	1,131,443	(92)
	Philippine Peso	Buy	5/15/13	236,349	238,654	(2,305)
	Russian Ruble	Buy	6/19/13	111,434	112,877	(1,443)
	Singapore Dollar	Buy	5/15/13	1,216,240	1,217,923	(1,683)
	Singapore Dollar	Sell	5/15/13	1,216,240	1,207,377	(8,863)
	Swedish Krona	Buy	6/19/13	1,118,587	1,141,062	(22,475)
	Swiss Franc	Sell	6/19/13	4,012,392	4,032,436	20,044
	Turkish Lira	Buy	6/19/13	1,013,052	1,014,789	(1,737)
WestPac Banking Corp.
	Australian Dollar	Buy	4/17/13	3,293,772	3,280,893	12,879
	British Pound	Sell	6/19/13	277,189	270,830	(6,359)
	Canadian Dollar	Sell	4/17/13	1,798,372	1,830,958	32,586
	Euro	Sell	6/19/13	1,619,233	1,645,464	26,231
	Japanese Yen	Sell	5/15/13	2,707,313	2,816,719	109,406
	Mexican Peso	Buy	4/17/13	394,111	383,465	10,646
	New Zealand Dollar	Buy	4/17/13	1,547,538	1,522,842	24,696
	New Zealand Dollar	Sell	4/17/13	1,547,538	1,510,416	(37,122)

Total						$1,330,667

FUTURES CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	60	$6,806,996	Jun-13	$(24,657)
Australian Government Treasury Bond 10 yr (Short)	2	253,210	Jun-13	(3,428)
Canadian Government Bond 10 yr (Long)	36	4,784,880	Jun-13	107,236
Euro-Bobl 5 yr (Short)	21	3,411,159	Jun-13	(24,025)
Euro-Bund 10 yr (Short)	6	1,118,979	Jun-13	(17,170)
Euro-Dollar 90 day (Long)	1,406	350,340,050	Jun-13	(108,082)
Japanese Government Bond 10 yr (Short)	3	4,648,430	Jun-13	(34,008)
Japanese Government Bond 10 yr Mini (Long)	13	2,013,906	Jun-13	14,721
U.K. Gilt 10 yr (Short)	6	1,082,881	Jun-13	(43,592)
U.S. Treasury Note 10 yr (Short)	1	131,984	Jun-13	(197)

Total				$(133,202)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/13 (premiums $2,307,597) (Unaudited)

Counterparty
Fixed obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Goldman Sachs International
1.51/6 month EUR-EURIBOR_Reuters/Jan-18	Jan-16/1.51	EUR	66,659,000	$617,781
1.47/6 month EUR-EURIBOR_Reuters/Jan-18	Jan-16/1.47	EUR	66,659,000	658,795

JPMorgan Chase Bank N.A.
1.474/6 month EUR-EURIBOR_Reuters/Jan-18	Jan-16/1.474	EUR	66,659,000	637,433

Total				$1,914,009

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC

1.90/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	$18,707,000	$2,245
(2.40)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	18,707,000	(133,194)
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	19,087,000	83,028
Citibank, N.A.

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	19,087,000	82,265
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	5,400,897	21,550
Credit Suisse International

1.90/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	22,075,000	(4,194)
1.83375/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.83375	21,597,300	(7,559)
1.83/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.83	21,597,300	(12,958)
1.82875/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.82875	21,597,300	(13,174)
(2.40)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	22,075,000	(145,254)
(1.39)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.39	92,480,000	(176,636)
2.386/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.386	23,814,000	126,452
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	19,087,000	81,692
0.876/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.876	76,296,000	35,859
2.33375/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.33375	21,597,300	16,846
2.33/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.33	21,597,300	6,047
2.32875/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.32875	21,597,300	5,831
Deutsche Bank AG

1.90/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	22,075,000	(2,649)
(1.4075)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.4075	46,240,000	(93,867)
(2.40)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	22,075,000	(141,722)
(1.37)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.37	92,480,000	(167,389)
(1.38)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.38	92,480,000	(172,938)
2.395/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.395	23,814,000	125,024
2.38/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.38	23,814,000	120,023
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	19,087,000	85,128
2.425/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.425	11,907,000	68,346
0.87/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.87	76,296,000	35,859
0.865/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.865	76,296,000	33,570
0.8975/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.8975	38,148,000	20,218
Goldman Sachs International

1.91/3 month USD-LIBOR-BBA/Apr-23 (Purchased)	Apr-13/1.91	20,033,400	5,609
1.90/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	12,149,509	(13,850)
(2.40)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	12,149,509	(65,850)
(1.37625)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.37625	46,240,000	(83,232)
(1.42125)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.42125	46,240,000	(88,318)
2.44/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.44	11,907,000	65,727
2.386/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.386	11,907,000	59,654
2.41/3 month USD-LIBOR-BBA/Apr-23 (Written)	Apr-13/2.41	20,033,400	18,631
0.90/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.90	38,148,000	17,548
0.876/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.876	38,148,000	17,167
(1.90)/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/1.90	15,697,392	(20,878)
JPMorgan Chase Bank N.A.

1.90/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	6,742,388	(5,259)
(2.40)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	6,742,388	(43,758)

Total			$(258,360)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/13 (proceeds receivable $71,124,805) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, April 1, 2043	$54,000,000	4/11/13	$55,683,283
Government National Mortgage Association, 3s, April 1, 2043	11,000,000	4/18/13	11,485,547
Government National Mortgage Association, 3s, April 1, 2043	4,000,000	4/18/13	4,180,312

Total			$71,349,142

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$14,023,400	(E)	$160,428	6/19/23	3 month USD-LIBOR-BBA	2.00%	$37,583
		22,256,000	(E)	(220,814)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(25,851)
	CAD	13,478,000		—	2/25/23	2.33%	3 month CAD-BA-CDOR	(54,447)
	Barclays Bank PLC
		$5,303,000		—	2/4/23	3 month USD-LIBOR-BBA	2.0615%	47,305
		3,658,000	(E)	4,226	6/19/15	3 month USD-LIBOR-BBA	0.40%	276
		3,385,000	(E)	49,760	6/19/23	3 month USD-LIBOR-BBA	2.00%	20,107
		2,571,000	(E)	(36,351)	6/19/43	3.00%	3 month USD-LIBOR-BBA	(18,457)
		5,607,000		—	2/28/23	1.96125%	3 month USD-LIBOR-BBA	13,944
		252,936,000	(E)	(270,849)	6/19/15	0.40%	3 month USD-LIBOR-BBA	2,322
		19,403,000	(E)	72,625	6/19/18	3 month USD-LIBOR-BBA	1.00%	24,699
		62,200,000	(E)	(862,531)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(317,659)
	CHF	3,884,000		—	12/7/22	0.87%	6 month CHF-LIBOR-BBA	66,013
	EUR	26,987,000		—	10/16/22	1.747%	6 month EUR-EURIBOR-REUTERS	(635,296)
	EUR	53,658,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	336,342
	EUR	13,245,000		—	3/14/23	1.755%	6 month EUR-EURIBOR-Telerate	(161,319)
	EUR	4,443,000		—	3/18/23	6 month EUR-EURIBOR-Telerate	1.7425%	45,424
	EUR	5,136,000		—	3/18/23	6 month EUR-EURIBOR-Telerate	1.748%	55,946
	GBP	3,732,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(819,317)
	GBP	2,321,000		—	7/25/42	6 month GBP-LIBOR-BBA	2.8425%	(107,250)
	GBP	4,123,000		—	7/25/22	1.885%	6 month GBP-LIBOR-BBA	(59,892)
	GBP	6,296,000		—	3/12/23	2.03%	6 month GBP-LIBOR-BBA	(119,658)
	SEK	12,546,000		—	3/14/23	3 month SEK-STIBOR-SIDE	2.42%	21,389
	SEK	31,798,000		—	3/18/23	2.40%	3 month SEK-STIBOR-SIDE	(44,491)
	Citibank, N.A.
		$5,487,000		—	2/26/23	2.038%	3 month USD-LIBOR-BBA	(26,443)
		4,794,000		—	2/8/23	2.063%	3 month USD-LIBOR-BBA	(42,254)
		7,068,000		—	2/21/23	2.068%	3 month USD-LIBOR-BBA	(57,637)
		21,859,000	(E)	(21,136)	6/19/15	0.40%	3 month USD-LIBOR-BBA	2,472
		14,466,000	(E)	(237,647)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(110,925)
		364,000	(E)	(2,840)	6/19/43	3.00%	3 month USD-LIBOR-BBA	(306)
		13,535,000	(E)	(36,055)	6/19/18	1.00%	3 month USD-LIBOR-BBA	(2,624)
	CZK	32,285,000		—	1/17/23	6 month CZK-PRIBOR-PRBO	1.41%	21,529
	GBP	4,854,000		—	2/1/23	6 month GBP-LIBOR-BBA	2.10%	162,342
	PLN	5,226,000		—	1/17/23	3.84%	6 month PLN-WIBOR-WIBO	(32,885)
	SEK	24,408,000		—	8/2/22	3 month SEK-STIBOR-SIDE	2.285%	56,953
	SEK	10,882,000		—	12/20/22	2.045%	3 month SEK-STIBOR-SIDE	27,159
	SEK	28,598,000		—	3/1/23	2.345%	3 month SEK-STIBOR-SIDE	(21,691)
	Credit Suisse International
		$15,537,000		—	1/9/16	3 month USD-LIBOR-BBA	0.515%	12,714
		7,816,000		—	1/11/16	3 month USD-LIBOR-BBA	0.50%	2,683
		9,445,000		—	1/11/18	0.88%	3 month USD-LIBOR-BBA	210
		2,470,000		—	1/11/23	3 month USD-LIBOR-BBA	1.88%	(14,993)
		12,875,000		—	1/7/16	3 month USD-LIBOR-BBA	0.54%	20,836
		4,911,000		—	1/9/23	3 month USD-LIBOR-BBA	1.93%	(5,739)
		18,890,000		—	1/9/18	0.9125%	3 month USD-LIBOR-BBA	(31,995)
		4,035,000		—	1/7/23	3 month USD-LIBOR-BBA	1.94%	(545)
		15,527,000		—	1/7/18	0.93%	3 month USD-LIBOR-BBA	(40,655)
		3,969,000		—	2/6/23	2.05%	3 month USD-LIBOR-BBA	(30,715)
		4,264,000		—	2/12/23	2.0645%	3 month USD-LIBOR-BBA	(36,503)
		3,380,000		—	2/14/23	2.058%	3 month USD-LIBOR-BBA	(26,410)
		9,407,000		—	3/4/18	0.9275%	3 month USD-LIBOR-BBA	2,800
		1,172,000	(E)	(13,384)	6/19/43	3.00%	3 month USD-LIBOR-BBA	(5,227)
		21,881,000	(E)	(337,171)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(145,493)
		2,446,000		—	3/8/23	3 month USD-LIBOR-BBA	2.01875%	5,389
		2,446,000		—	3/11/23	3 month USD-LIBOR-BBA	2.065%	15,223
		9,407,000		—	3/11/18	0.9875%	3 month USD-LIBOR-BBA	(21,871)
		27,349,000		—	3/20/18	0.968125%	3 month USD-LIBOR-BBA	(25,502)
		7,789,000		—	3/4/16	3 month USD-LIBOR-BBA	0.5025%	(3,477)
		2,465,000		—	3/4/23	3 month USD-LIBOR-BBA	1.975%	(4,171)
		6,932,000		—	3/5/23	1.952%	3 month USD-LIBOR-BBA	27,058
		42,910,000	(E)	(47,537)	6/19/15	0.40%	3 month USD-LIBOR-BBA	(1,194)
		101,251,000	(E)	(331,943)	6/19/18	1.00%	3 month USD-LIBOR-BBA	(81,853)
		11,665,000		—	3/6/16	3 month USD-LIBOR-BBA	0.495%	(8,290)
		3,669,000		—	3/6/23	3 month USD-LIBOR-BBA	1.9575%	(12,530)
		14,111,000		—	3/6/18	0.915%	3 month USD-LIBOR-BBA	13,815
		63,268,000	(E)	836,315	6/19/23	3 month USD-LIBOR-BBA	2.00%	282,088
		6,228,000	(E)	6,411	6/19/15	3 month USD-LIBOR-BBA	0.40%	(315)
		7,714,000		—	3/8/16	3 month USD-LIBOR-BBA	0.5175%	(353)
		9,407,000		—	3/8/18	0.955%	3 month USD-LIBOR-BBA	(8,596)
		7,714,000		—	3/11/16	3 month USD-LIBOR-BBA	0.535%	3,267
		12,891,000		—	3/14/23	3 month USD-LIBOR-BBA	2.10125%	121,971
		7,196,000		—	3/20/23	3 month USD-LIBOR-BBA	2.045%	26,060
		22,647,000		—	3/20/16	3 month USD-LIBOR-BBA	0.521465%	(3,715)
	AUD	2,135,000		—	12/5/22	6 month AUD-BBR-BBSW	3.82%	(30,856)
	AUD	2,703,000		—	2/26/23	6 month AUD-BBR-BBSW	4.07%	12,636
	AUD	2,696,000		—	3/7/23	6 month AUD-BBR-BBSW	4.0325%	2,368
	CAD	12,847,000		—	3/14/23	2.4525%	3 month CAD-BA-CDOR	(183,281)
	CAD	11,552,000		—	2/25/23	3 month CAD-BA-CDOR	2.34%	57,123
	CHF	1,568,000		—	2/18/23	6 month CHF-LIBOR-BBA	1.185%	16,782
	CHF	2,843,000		—	2/27/23	1.20%	6 month CHF-LIBOR-BBA	(33,533)
	CHF	4,264,000		—	3/8/23	6 month CHF-LIBOR-BBA	1.1075%	7,317
	EUR	18,240,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	(252,763)
	EUR	8,505,000		—	2/4/23	1.89%	6 month EUR-EURIBOR-REUTERS	(268,574)
	EUR	3,899,000		—	2/15/23	6 month EUR-EURIBOR-Telerate	1.919%	133,740
	EUR	9,781,000		—	3/18/23	6 month EUR-EURIBOR-Telerate	1.7525%	111,955
	EUR	1,266,000		—	3/19/23	6 month EUR-EURIBOR-Telerate	1.729%	10,794
	GBP	1,459,000		—	1/31/23	2.11%	6 month GBP-LIBOR-BBA	(51,162)
	GBP	1,458,000		—	3/1/23	6 month GBP-LIBOR-BBA	1.9675%	16,427
	GBP	4,910,000		—	3/1/23	6 month GBP-LIBOR-BBA	1.975%	60,588
	MXN	46,690,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	393,191
	SEK	40,690,000		—	3/15/23	3 month SEK-STIBOR-SIDE	2.405%	60,655
	SEK	12,858,000		—	3/19/23	2.41%	3 month SEK-STIBOR-SIDE	(19,751)
	Deutsche Bank AG
		$1,862,000	(E)	4,765	6/19/18	3 month USD-LIBOR-BBA	1.00%	166
		42,362,000	(E)	341,814	6/19/23	3 month USD-LIBOR-BBA	2.00%	(29,277)
		7,974,000	(E)	9,145	6/19/15	3 month USD-LIBOR-BBA	0.40%	533
		7,380,000	(E)	(153,922)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(89,273)
		12,000	(E)	27	6/19/43	3 month USD-LIBOR-BBA	3.00%	(56)
	MXN	46,690,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	394,247
	Goldman Sachs International
		$14,899,000	(E)	316,806	6/19/23	3 month USD-LIBOR-BBA	2.00%	186,292
		6,513,000		—	2/4/23	3 month USD-LIBOR-BBA	2.06625%	61,014
		6,719,000		—	2/19/23	2.0675%	3 month USD-LIBOR-BBA	(55,107)
		5,608,000		—	2/28/23	1.94%	3 month USD-LIBOR-BBA	25,216
		6,886,000		—	3/7/23	1.9775%	3 month USD-LIBOR-BBA	11,065
		4,859,000	(E)	6,293	6/19/15	3 month USD-LIBOR-BBA	0.40%	1,045
		28,335,400	(E)	(517,159)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(268,939)
		17,565,000	(E)	113,141	6/19/43	3 month USD-LIBOR-BBA	3.00%	(9,111)
	AUD	22,681,000		—	2/5/23	6 month AUD-BBR-BBSW	3.97%	(74,983)
	CAD	2,801,000		—	2/25/23	3 month CAD-BA-CDOR	2.385%	25,301
	CAD	4,813,000		—	2/25/23	3 month CAD-BA-CDOR	2.34%	23,800
	CAD	2,802,000		—	2/26/23	3 month CAD-BA-CDOR	2.27%	(3,999)
	CAD	5,975,000		—	3/15/23	2.4025%	3 month CAD-BA-CDOR	(57,863)
	CHF	3,496,000		—	2/21/23	1.1825%	6 month CHF-LIBOR-BBA	(36,073)
	CHF	2,786,000		—	3/1/23	1.1075%	6 month CHF-LIBOR-BBA	(5,894)
	CHF	5,609,000		—	3/4/23	1.1225%	6 month CHF-LIBOR-BBA	(19,108)
	CHF	8,406,000		—	3/7/23	6 month CHF-LIBOR-BBA	1.1025%	10,661
	CHF	4,264,000		—	3/8/23	6 month CHF-LIBOR-BBA	1.11%	8,357
	EUR	8,610,000		—	10/18/22	1.818%	6 month EUR-EURIBOR-REUTERS	(276,993)
	EUR	231,753,000	(E)	—	8/6/17	1 year EUR-EONIA-OIS-COMPOUND	1.102%	502,053
	EUR	56,223,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	23,318
	EUR	56,223,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(128,361)
	EUR	56,223,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	23,311
	EUR	56,223,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(134,972)
	EUR	56,223,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(12,190)
	EUR	56,223,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(88,466)
	EUR	3,883,000		—	2/7/23	1.895%	6 month EUR-EURIBOR-Telerate	(124,217)
	EUR	6,812,000		—	2/22/23	6 month EUR-EURIBOR-Telerate	1.9135%	225,398
	EUR	27,165,000		—	2/4/23	1.89%	6 month EUR-EURIBOR-REUTERS	(857,826)
	EUR	2,604,000		—	2/5/23	1.873%	6 month EUR-EURIBOR-Telerate	(76,639)
	EUR	32,204,000		—	2/22/15	0.59%	6 month EUR-EURIBOR-Telerate	(84,531)
	EUR	3,937,000		—	3/7/23	1.741%	6 month EUR-EURIBOR-Telerate	(43,640)
	EUR	4,524,000		—	3/19/23	6 month EUR-EURIBOR-Telerate	1.736%	42,412
	GBP	3,732,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	371,712
	GBP	1,177,000		—	1/31/23	6 month GBP-LIBOR-BBA	2.11%	41,260
	GBP	1,966,000		—	2/6/23	2.11125%	6 month GBP-LIBOR-BBA	(67,801)
	GBP	1,699,000		—	2/19/23	2.18625%	6 month GBP-LIBOR-BBA	(74,466)
	GBP	4,824,000		—	3/5/23	6 month GBP-LIBOR-BBA	2.0275%	93,698
	JPY	1,500,228,000		—	2/14/23	0.811%	6 month JPY-LIBOR-BBA	(227,726)
	JPY	1,294,368,000		—	2/1/23	0.805%	6 month JPY-LIBOR-BBA	(194,381)
	JPY	760,547,000		—	2/4/23	0.7835%	6 month JPY-LIBOR-BBA	(95,816)
	JPY	1,284,305,000		—	2/18/23	6 month JPY-LIBOR-BBA	0.8026%	181,340
	JPY	1,737,399,000		—	3/12/23	6 month JPY-LIBOR-BBA	0.7525%	140,735
	SEK	48,794,000		—	3/18/23	3 month SEK-STIBOR-SIDE	2.4025%	70,001
	JPMorgan Chase Bank N.A.
		$11,335,000		—	2/5/23	2.0475%	3 month USD-LIBOR-BBA	(85,619)
		3,949,000		—	2/11/23	2.0225%	3 month USD-LIBOR-BBA	(18,251)
		12,279,000		—	2/28/18	0.92%	3 month USD-LIBOR-BBA	5,297
		2,763,000		—	3/1/23	1.955%	3 month USD-LIBOR-BBA	8,919
		12,342,000	(E)	(13,690)	6/19/15	0.40%	3 month USD-LIBOR-BBA	(360)
		19,412,000		—	3/14/23	3 month USD-LIBOR-BBA	2.104%	188,743
		381,000	(E)	989	6/19/18	3 month USD-LIBOR-BBA	1.00%	48
		17,451,300	(E)	(242,766)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(89,893)
	CAD	4,790,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(100,588)
	CAD	9,418,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	78,770
	CAD	7,003,000		—	2/25/23	3 month CAD-BA-CDOR	2.3825%	61,655
	CAD	5,012,000		(276)	2/25/23	3 month CAD-BA-CDOR	2.34%	24,508
	CAD	12,838,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	(5,848)
	CZK	32,285,000		—	1/16/23	6 month CZK-PRIBOR-PRBO	1.44%	26,206
	CZK	32,285,000		—	1/21/23	6 month CZK-PRIBOR-PRBO	1.44%	25,799
	EUR	5,124,000		—	1/14/23	1.758%	6 month EUR-EURIBOR-REUTERS	(90,040)
	EUR	2,420,000		—	7/30/22	6 month EUR-EURIBOR-REUTERS	1.803%	95,842
	EUR	5,573,000		—	2/21/23	1.8725%	6 month EUR-EURIBOR-Telerate	(156,880)
	GBP	3,280,000		—	1/10/23	6 month GBP-LIBOR-BBA	2.1075%	121,580
	GBP	2,515,000		—	1/15/23	6 month GBP-LIBOR-BBA	2.0125%	56,911
	GBP	4,927,000		—	2/25/23	2.1475%	6 month GBP-LIBOR-BBA	(184,848)
	GBP	3,178,000		—	12/6/22	1.856%	6 month GBP-LIBOR-BBA	(14,882)
	GBP	5,714,000		—	2/20/23	2.226%	6 month GBP-LIBOR-BBA	(283,049)
	GBP	28,206,000		—	2/20/15	6 month GBP-LIBOR-BBA	0.668%	45,148
	GBP	3,351,000		—	3/6/23	6 month GBP-LIBOR-BBA	2.022%	62,272
	MXN	26,419,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(213,095)
	MXN	34,163,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(275,988)
	MXN	6,670,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	59,467
	MXN	34,260,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(195,347)
	MXN	91,248,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(520,287)
	MXN	34,260,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	238,590
	MXN	51,780,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	400,787
	PLN	5,226,000		—	1/16/23	3.855%	6 month PLN-WIBOR-WIBO	(36,264)
	PLN	5,226,000		—	1/21/23	3.81%	6 month PLN-WIBOR-WIBO	(28,624)
	Royal Bank of Scotland PLC (The)
		$2,269,000	(E)	(30,062)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(10,186)

	Total							$(3,133,249)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,487,833	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(7,116)
	518,345	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,479)
Barclays Bank PLC
	600,705	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,637
	1,315,199	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,292)
	1,155,202	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,071
	983,026	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,314
	2,824,895	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,510)
	10,429,438	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(49,880)
	658,012	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,147)
	4,213,681	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,504)
	389,400	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,149
	1,521,142	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,275)
	136,745	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(654)
	605,311	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,656
	4,237,180	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,594
	2,619,777	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,529)
	1,411,319	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	698
	3,675,595	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,885)
	3,235,389	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,198
	1,004,123	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,119
	177,867	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(394)
	975,863	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,749)
	7,240,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(128,047)
	412,217	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,809
	2,277,520	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(9,937)
	2,047,172	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	18,256
	911,011	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	8,124
	3,769,838	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,030)
	502,701	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,578
	3,026,557	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,282
	2,866,971	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,951)
	2,235,359	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	18,075
	1,551,316	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,549)
	2,595,234	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,412)
	766,728	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,144
	471,322	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,069
	1,244,730	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,953)
	3,721,370	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	21,760
	13,862,236	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	60,832
	1,301,444	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	11,606
	2,870,992	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,599
	526,332	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,310
	1,706,618	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,492
	1,237,496	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,432
	4,590,471	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	20,029
	171,253	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(441)
	170,394	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(829)
	8,777,949	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(42,713)
	5,946,849	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(15,305)
	6,270,035	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	30,510
	4,247,723	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	10,932
	5,146,288	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	22,454
	791,651	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,454
	1,990,984	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,522
Citibank, N.A.
	1,841,963	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,083
	4,237,180	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,594
	2,882,493	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,649
	1,602,371	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,664)
	2,471,281	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	10,782
	3,316,731	(17,620)	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	637
	3,974,956	(14,906)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,046
Credit Suisse International
	1,210,623	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,313
	10,805,892	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	96,362
	2,701,798	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	24,093
	895,855	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,285)
	1,826,836	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,889)
	517,761	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,476)
	2,416,782	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	21,552
	2,872,230	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,737
Deutsche Bank AG
	1,826,836	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,889)
Goldman Sachs International
	1,735,610	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,301)
	519,080	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	257
	2,591,731	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,282
	4,140,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	28,111
	3,105,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	17,916
	828,885	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,834)
	1,616,396	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,731)
	1,627,038	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(7,099)
	3,264,400	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,616)
	3,264,400	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,616)
	1,344,075	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,428)
	1,489,744	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,500)
	257,425	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,123)
	3,357,266	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,057)
	1,522,895	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,283)
	5,394,302	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(23,536)
	4,985,743	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(21,753)
	1,279,450	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,226)
	480,624	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,339)
	9,282,252	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(40,499)
	2,308,522	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,072)
	769,629	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,681)
	2,414,076	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,546)
	917,752	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	454
	945,835	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	468
	2,240,515	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,716)
	63,109	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(140)
	1,821,352	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(7,947)
	13,883,817	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(75,045)
	994,292	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	492
	593,969	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	294
	1,988,401	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	983
	1,466,493	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,398)
	406,056	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(898)
	5,558,042	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(26,582)
	3,201,236	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,310)
	893,323	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,347)
	2,239,930	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,713)
	1,682,431	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,046)
	4,325,000	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,685)
	1,752,766	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,529)
	1,071,855	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,216)
	32,053	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(71)
	82,208	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(400)
	219,054	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,066)
	4,455,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	9,266
	4,455,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	15,860
	520,683	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,490)
	562,167	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,244)
	1,124,169	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,488)
	2,096,757	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,028)
	1,432,901	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,853)
	2,746,004	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,133)
	1,959,428	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,371)
	4,081,897	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,522)
	4,455,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	17,152
	4,455,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	16,884
	3,711,400	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,750)
	4,250,623	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,334)
	4,209,877	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,134
	4,194,683	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,062
	623,826	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,984
	623,826	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,984
	1,516,871	(1,896)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,910
GBP	2,780,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	67,501
GBP	2,780,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	58,039
GBP	5,560,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(378,310)
GBP	2,780,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(189,703)
GBP	2,780,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	56,898
JPMorgan Chase Bank N.A.
	$5,428,894	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(25,965)
	3,584,022	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(15,637)
GBP	2,520,000	—	9/12/14	2.825%	GBP Non-revised UK Retail Price Index	(62,160)

Total						$(715,637)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America N.A.
	DJ CDX NA CMBX BBB Index	BBB-/P	$10,546		$175,000	5/11/63	300 bp	$(1,532)
	DJ CDX NA CMBX BBB Index	BBB-/P	17,020		249,000	5/11/63	300 bp	(165)
	DJ CDX NA CMBX BBB Index	BBB-/P	21,545		349,000	5/11/63	300 bp	(2,542)
	DJ CDX NA CMBX BBB Index	BBB-/P	20,577		361,000	5/11/63	300 bp	(4,338)
	Barclays Bank PLC
	Irish Gov't, 4.50%, 4/18/2020	—	(45,669)		570,000	9/20/17	(100 bp)	(28,229)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(93,003)		570,000	9/20/17	(100 bp)	(28,503)
	Credit Suisse International
	DJ CDX NA HY Series 19 Index	—	81,640		2,041,000	12/20/17	(500 bp)	(3,898)
	DJ CDX NA HY Series 20 Index	—	62,460		2,082,000	6/20/18	(500 bp)	(4,630)
	DJ CDX NA HY Series 20 Index	—	59,954		2,041,000	6/20/18	(500 bp)	(3,868)
	Spain Gov't, 5.50%, 7/30/2017	—	(67,198)		570,000	9/20/17	(100 bp)	(23,909)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	B3	60,808		520,000	3/20/17	500 bp	(216,144)
	Russian Federation, 7 1/2%, 3/31/30	—	—		187,500	4/20/13	(112 bp)	(999)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B+	—	EUR	405,000	9/20/13	715 bp	18,764
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	375,000	9/20/13	535 bp	11,878
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	375,000	9/20/13	477 bp	10,434
	JPMorgan Chase Bank N.A.
	DJ CDX NA HY Series 19 Index	B+/P	(58,044)		$3,572,000	12/20/17	500 bp	97,611
	DJ CDX NA HY Series 19 Index	—	163,320		4,083,000	12/20/17	(500 bp)	(7,799)
	DJ CDX NA HY Series 20 Index	—	122,318		4,164,000	6/20/18	(500 bp)	(11,862)
	DJ CDX NA HY Series 20 Index	—	254,158		8,424,000	6/20/18	(500 bp)	(9,260)
	Russian Federation, 7 1/2%, 3/31/30	Baa1	—		95,000	9/20/13	276 bp	1,081

	Total							$(207,910)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $449,153,925.
(b)	The aggregate identified cost on a tax basis is $592,274,296, resulting in gross unrealized appreciation and depreciation of $18,672,799 and $7,649,309, respectively, or net unrealized appreciation of $11,023,490.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$46,431,444	$33,271,125	$79,702,569	$8,957	$—
	Putnam Short Term Investment Fund *	—	72,098,796	28,115,166	3,867	43,983,630
	Totals	$46,431,444	$105,369,921	$107,817,735	$12,824	$43,983,630
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $130,440,218 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	84.6%
	Russia	2.3
	Venezuela	1.7
	Luxembourg	1.3
	Argentina	1.3
	Ukraine	1.0
	Greece	0.9
	United Kingdom	0.9
	Ireland	0.8
	Germany	0.7
	Brazil	0.6
	Canada	0.6
	Turkey	0.5
	Other	2.8

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to manage exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
	For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $162,124 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,736,735 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $2,261,188.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$262,022	$284	$3,622
Total common stocks	262,022	284	3,622
Convertible bonds and notes	—	690,698	—
Convertible preferred stocks	167,580	617,948	—
Corporate bonds and notes	—	156,601,242	—
Foreign government and agency bonds and notes	—	39,154,854	—
Mortgage-backed securities	—	191,082,735	—
Preferred stocks	—	802,824	—
Purchased swap options outstanding	—	2,475,810	—
Senior loans	—	5,922,388
U.S. government and agency mortgage obligations	—	152,803,768	—
Warrants	—	2,174	—
Short-term investments	45,323,630	7,386,207	—

Totals by level	$45,753,232	$557,540,932	$3,622

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,330,667	$—
Futures contracts	(133,202)	—	—
Written swap options outstanding	—	(1,914,009)	—
Forward premium swap option contracts	—	(258,360)	—
TBA sale commitments	—	(71,349,142)	—
Interest rate swap contracts	—	(1,679,861)	—
Total return swap contracts	—	(681,215)	—
Credit default contracts	—	(818,342)	—

Totals by level	$(133,202)	$(75,370,262)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$323,041	$1,141,383
Foreign exchange contracts	2,238,559	907,892
Equity contracts	2,174	—
Interest rate contracts	12,653,020	14,843,857

Total	$15,216,794	$16,893,132

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$786,500,000
Written swap option contracts (contract amount)	$678,700,000
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$376,900,000
OTC interest rate swap contracts (notional)	$2,533,600,000
OTC total return swap contracts (notional)	$360,400,000
OTC credit default swap contracts (notional)	$25,600,000
Warrants (number of warrants)	100

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013